Equity (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares		683,509,869	683,509,869
Percentage of shares			100.00%
State Department Of Finance [Member]
IfrsStatementLineItems [Line Items]
Number of shares		343,506,664	343,506,664
Percentage of shares		50.30%	50.30%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[1]	257,339,417	234,965,971
Percentage of shares	[1]	37.60%	34.40%
Other Shareholders Abroads [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[2],[3]	82,663,788	105,037,234
Percentage of shares	[2],[3]	12.10%	15.30%

[1]	As of December 31, 2022, the common shares traded in Brazil were held by 31,351 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), which is controlled by the São Paulo State Government.
[2]	Each ADR corresponds to 1 share.
[3]	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank for the Company's ADRs.